Debt, Net - Components of debt (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	May 29, 2020	Dec. 31, 2019
Debt, net, current:
Less, debt issuance costs, current	$ (411,000)	$ (154,000)		$ (949,000)
Total	7,441,000	5,120,000		553,965,000
Debt, net, non-current:
Less, debt issuance costs, noncurrent	(3,281,000)	(4,026,000)		0
Total	145,844,000	142,665,000		0
Sprott Credit Agreement
Debt, net, current:
Debt, gross, current		5,274,000		0
Debt, net, non-current:
Quarterly interest payable		$ 1,600,000
First four principal repayments, percentage of outstanding principal		5.00%
2.0 Lien Notes
Debt, net, current:
Debt, gross, current		$ 0		208,411,000
1.5 Lien Notes
Debt, net, current:
Debt, gross, current		0		137,050,000
First Lien Agreement
Debt, net, current:
Debt, gross, current		0		125,468,000
1.25 Lien Notes
Debt, net, current:
Debt, gross, current		0		77,212,000
Promissory Note
Debt, net, current:
Debt, gross, current		0		6,773,000
Subordinated Notes
Debt, net, non-current:
Debt, gross, noncurrent	$ 86,917,000	84,797,000		0
Sprott Credit Agreement
Debt, net, non-current:
Debt, gross, noncurrent		$ 61,894,000		$ 0
Quarterly interest payable			$ 500,000
First four principal repayments, percentage of outstanding principal			2.50%